Financial instruments, Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 454,019	$ 853,817
Financing cash flows	[1],[2]	72,228	(287,199)
Non-cash changes [Abstract]
Amortization	[1]	2,550	5,538
Equity component of convertible notes	[1]	0	(119,818)
Other changes	[1],[3]	(3,213)	1,681
Ending balance	[1]	525,584	454,019
Current portion long term debt	[4]	9,792	3,396
Long term debt	[4]	512,507	446,562
Other current liabilities		624	721
Other non-current liabilities		3,330	3,957
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	449,959	734,404
Financing cash flows	[2],[5]	72,840	(286,733)
Non-cash changes [Abstract]
Amortization	[5]	2,550	2,288
Other changes	[3],[5]	(3,049)
Ending balance	[5]	522,299	449,959
Current portion long term debt		9,792	3,396
Long term debt		512,507	446,562
Convertible Senior Notes due 2021 [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		0	116,568
Non-cash changes [Abstract]
Amortization			3,250
Equity component of convertible notes			(119,818)
Ending balance			0
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[6]	4,060	2,846
Financing cash flows	[2],[6]	(611)	(467)
Non-cash changes [Abstract]
Other changes	[3],[6]	(164)	1,681
Ending balance	[6]	3,285	4,060
Other current liabilities		624	721
Other non-current liabilities		$ 2,661	$ 3,339

[1]	The reconciliation does not include interest rate swaps, which are described in note 8.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[3]	Other changes for the year 2021 represent gain on modification of debt, including previously capitalized fees and foreign exchange effects during the year related to IFRS 16 Leases. Other changes for the year 2020 represent new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases.
[4]	Amortized cost.
[5]	As of December 31, 2021, bank loans consist of current portion long-term debt of $9,792 thousand and long-term debt of $512,507 thousand. As of December 31, 2020, bank loans consist of current portion long-term debt of $3,396 thousand and long-term debt of $446,562 thousand.
[6]	As of December 31, 2021, office leases consist of current liabilities of $624 thousand and $2,661 thousand of non-current liabilities. As of December 31, 2020, office leases consist of current liabilities of $721 thousand and $3,339 thousand of non-current liabilities. The remaining balance of non-current liabilities consist of pensions for both 2021 and 2020, respectively.